Financial Instruments Financial Instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) (Cheniere Energy Partners, LP [Member], Interest Rate Contract [Member], USD $)
In Thousands, unless otherwise specified
	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) in Other Comprehensive Income	$ 0	$ (30)	$ (30)	$ (136)
Gain (Loss) Reclassified from Accumulated OCI into Interest Expense (Effective Portion)	0	0	0	0
Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting	0	(167)	166	0
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) in Other Comprehensive Income	0	21,297	21,297	(21,290)
Gain (Loss) Reclassified from Accumulated OCI into Interest Expense (Effective Portion)	0	0	0	0
Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting	0	(5,806)	0	0
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) in Other Comprehensive Income			0	(5,814)
Gain (Loss) Reclassified from Accumulated OCI into Interest Expense (Effective Portion)			0	0
Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting			$ 5,807	$ 0